Document and Entity Information	Dec. 17, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001810739
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity Registrant Name	Radius Global Infrastructure, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39568
Entity Tax Identification Number	98-1524226
Entity Address, Address Line One	3 Bala Plaza East
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	(610)
Local Phone Number	660-4910
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	RADI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true